Performance Management - M3Sixty Onchain U.S. Government Money Market Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied yearly. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund does not necessarily indicate how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 or visiting its website at www.m3sixtyfunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Year-by-Year Total Return (for periods ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 1.03% during the quarter ended September 30, 2025, and the lowest return for a quarter was 0.66% during the quarter ended June 30, 2025.

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	1.03%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	0.66%
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
	One Year	Since Inception 10/22/2024
M3Sixty Onchain U.S. Government Money Market Fund	3.36%	3.37%
Morningstar U.S. 1-3 Month Treasury Bill Growth USD Index[1] (reflects no deduction for fees, expenses, or taxes)	4.29%	4.38%

[1]	The Morningstar U.S. 1-3 Month Treasury Bill Growth USD Index measures the performance of fixed-rate, investment-grade U.S. Treasury Bills with 1-3 months remaining until maturity. The index is market-capitalization weighted. Indices do not reflect the deduction of fees, expenses, or taxes, and individuals cannot invest directly in any index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.m3sixtyfunds.com
Performance Availability Phone [Text]	(877) 244-6235